PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

NORTHERN TRUST US EQUITY ETF (NOEQ)

(the “Fund”)

SUPPLEMENT DATED OCTOBER 9, 2026 TO THE FUND’S PROSPECTUS DATED MARCH 20, 2026

Effective October 9, 2026, Brendan Sullivan is no longer a portfolio manager of the Fund. Effective October 9, 2026, all references to Brendan Sullivan in the Fund’s Prospectus are hereby deleted, and the Prospectus is amended as follows:

1.	The paragraph under the section entitled “FUND SUMMARY – Management” on page 6 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Fund. NTI manages assets collectively on a team basis. The following portfolio managers have the most significant responsibility for the day-to-day management of the Fund’s portfolio. Robert D. Anstine, Senior Vice President of NTI, and Volter Bagriy, CFA, CAIA, and Yair Walny, CFA, each a Vice President of NTI, have served as Portfolio Managers of the Fund since its inception. Alan Aung, CFA, Vice President of NTI, has served as a Portfolio Manager since October 2026.

2.	The second paragraph under the section entitled “FUND MANAGEMENT” on page 10 of the Prospectus is deleted and replaced with the following:

Robert D. Anstine is a Senior Vice President of NTI. Mr. Anstine joined NTI in 2007 and is a Portfolio Manager with the Global Index Team.

Volter Bagriy, CFA, CAIA, is a Vice President of NTI. Mr. Bagriy joined NTI in 2012 and serves as a Senior Portfolio Manager on the Global Index Team.

Yair Walny, CFA, is a Vice President of NTI. Mr. Walny joined NTI in 2009 and is a Portfolio Manager with the Global Index Team.

Alan Aung, CFA, is a Vice President of NTI. Mr. Aung joined NTI in 2017 and is a Senior Portfolio Manager in the Global Index Equity Group.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund is available in the Statement of Additional Information (“SAI”).

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NT SPT PRO NOEQ (10/26)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

NORTHERN TRUST US EQUITY ETF (NOEQ)

(the “Fund”)

SUPPLEMENT DATED OCTOBER 9, 2026 TO THE FUND’S SAI DATED MARCH 20, 2026

Effective October 9, 2026, Brendan Sullivan is no longer a portfolio manager of the Fund. Effective October 9, 2026, all references to Brendan Sullivan in the Fund’s SAI are hereby deleted, and the SAI is amended as follows:

1.	The information for the Fund in the table under the section entitled “PORTFOLIO MANAGERS” on page 62 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Northern Trust US Equity ETF	Robert D. Anstine, Yair Walny, Volter Bagriy, Alan Aung(1)

(1) Became a Portfolio Manager effective October 9, 2026.

2.	The following information, as of August 31, 2026, is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” beginning on page 62 of the SAI:

The table below discloses the accounts within each type of category listed below for which Alan Aung* was jointly and primarily responsible for day-to-day portfolio management as of August 31, 2026.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$832	0	$0
Other Registered Investment Companies:	3	3,466	0	0
Other Pooled Investment Vehicles:	2	32,622	0	0
Other Accounts:	14	4,794	0	0

*Alan Aung became a Portfolio Manager of the Fund effective October 9, 2026.

3.	The following information, as of August 31, 2026, is added in the section entitled “CONFLICTS OF INTEREST – Disclosure of Securities Ownership” on page 66 of the SAI:

Effective October 9, 2026, Alan Aung became a Portfolio Manager of the Fund, and as of August 31, 2026, he did not own any shares of the Fund.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NT SPT SAI NOEQ (10/26)